Advances to Suppliers, Net - Schedule of Advances to Suppliers, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Advances to Suppliers, Net [Abstract]
Advances to suppliers	$ 3,635,982	$ 2,084,014
Less: allowance for doubtful accounts		(13,681)
Advances to suppliers, net	$ 3,635,982	$ 2,070,333